Business and Basis of Presentation (Additional Information) (Detail) - USD ($)							1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2017	Jul. 13, 2016	Jan. 12, 2016	Apr. 10, 2015	Mar. 18, 2015	Nov. 18, 2014	Apr. 10, 2015	Feb. 28, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 07, 2017	Mar. 15, 2017	Feb. 06, 2017	Jul. 29, 2016	Jun. 30, 2016	May 10, 2016	Dec. 31, 2013	May 08, 2013
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents									$ 18,073,000	$ 18,083,000	$ 29,730,000	$ 23,650,000					$ 19,590,000		$ 47,787,000
Issuance of common stock, shares			988,636					3,541,077
Price per unit			$ 22.00
Exercise price (usd per share)		$ 13.00	$ 28.40						$ 79.40	$ 79.40	$ 79.40					$ 8.60		$ 30.20		$ 49.4
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses			$ 20,200,000
debenture outstanding									$ 19,100,000											$ 10,000,000
Highly-liquid debt instruments maturity days										90 days
Income tax expense										$ 243,000	$ 365,000	$ 0
Interest bearing accounts										$ 17,583,000
Number of shares availabe from warrants																				9,109
Debt instrument, covenant, compensating cash balance									13,200,000
Senior Secured Debentures
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Principle amount of debt									$ 25,500,000
Funding NeuVax in 2019 | Subsequent Event
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Funding commitment in 2019													$ 3,000,000
Common Stock
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock, shares		1,400,000								2,872,803	1,607,934	331,650
Price per unit		$ 9.00
Issuance of common stock upon redemption									5,150,660	20,403		273,351
Out-Of-The-Money Warrants | Subsequent Event
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Number of shares availabe from warrants													2,556,851
Underwritten Public Offering
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock, shares					1,217,948
Exercise price (usd per share)					$ 41.60
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses				$ 5,400,000			$ 40,800,000
Number of shares availabe from warrants					0.50
Underwritten Public Offering | Common Stock
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock, shares	17,000,000
Price per unit	$ 1.00		$ 1.00
Proceeds from underwritten public offering	$ 17,000,000
Exercise price (usd per share)	$ 1.10
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses	$ 15,500,000
Redepmtion of debt through issuance of common stock								$ 3,950,000
Issuance of common stock upon redemption								3,518,663
Decrease in restricted cash and cash equivalent								$ 3,950,000
debenture outstanding														$ 13,617,702
Lincoln Park Capital, LLC Purchase Agreement
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock, shares										150,000	135,000	230,000
Remaining authorized repurchase amount									$ 2,000,000						$ 2,100,000
Lincoln Park Capital, LLC Purchase Agreement | Common Stock
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock, shares						31,561
Galena Biopharma, Inc | Subsequent Event
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Ownership percentage by Parent													32.50%
Galena Biopharma, Inc | SELLAS | Subsequent Event
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Percentage of voting interests acquired													67.50%
Minimum | Equipment and Furnishings [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives										3 years
Maximum | Equipment and Furnishings [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives										5 years